Share-Based Compensation	6 Months Ended
Jun. 30, 2019
Successor [Member]
Share-Based Compensation

12. SHARE-BASED COMPENSATION

On May 18, 2018, the NESR shareholders approved the NESR 2018 Long Term Incentive Plan (the “LTIP”), effective upon the closing of the Business Combination. The board of directors previously approved the LTIP on February 9, 2018, including the performance criteria upon which performance goals may be based. A total of 5,000,000 ordinary shares are reserved for issuance under the LTIP.

The purpose of the LTIP is to enhance NESR’s ability to attract, retain and motivate persons who make (or are expected to make) important contributions to NESR by providing these individuals with equity ownership opportunities. The Company intends to use share-based awards to reward long-term performance of the executive officers. The Company believes that providing a meaningful portion of the total compensation package in the form of share-based awards will align the incentives of its executive officers with the interests of its shareholders and serve to motivate and retain the individual executive officers.

The following table sets forth the LTIP activity for the periods indicated:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value per Share
Unvested at December 31, 2018 (NESR - Successor)	725,200	$11.15
Granted	970,000	$10.36
Vested	-
Forfeited	(95,000)	$10.86
Unvested at June 30, 2019 (NESR - Successor)	1,600,200	$10.59

	Number of Restricted Shares	Weighted Average Grant Date Fair Value per Share
Unvested at March 31, 2019 (NESR - Successor)	725,200	$11.15
Granted	970,000	$10.36
Vested	-
Forfeited	(95,000)	$10.86
Unvested at June 30, 2019 (NESR - Successor)	1,600,200	$10.59

At June 30, 2019, we had unrecognized compensation expense of $13.8 million related to unvested LTIP to be recognized on a straight-line basis over a weighted average remaining period of 2.49 years. The amount of stock-based compensation expense was $2.1 million and $1.4 million for the 2019 Successor Period and 2019 Successor Quarter, respectively. Expenses for the 2019 Successor Period were recorded for $1.0 million in costs of services and $1.1 million in selling, general and administrative services in the Condensed Consolidated Statement of Operations. Expenses for the 2019 Successor Quarter were recorded for $0.7 million in costs of services and $0.7 million in selling, general and administrative services in the Condensed Consolidated Statement of Operations. There is no income tax impact of the stock-based compensation recorded by the Company.